Schedule of Investments(a)

November 30, 2023

(Unaudited)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes–91.16%
Advertising–0.16%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)(c)	$559,000	$ 518,000
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	3,218,000	3,065,798
Lamar Media Corp., 4.00%, 02/15/2030(c)	1,158,000	1,033,156
		4,616,954

Aerospace & Defense–2.29%
Boeing Co. (The),
5.15%, 05/01/2030	4,201,000	4,164,039
5.81%, 05/01/2050	8,960,000	8,747,908
5.93%, 05/01/2060	4,986,000	4,845,614
L3Harris Technologies, Inc.,
5.40%, 07/31/2033	5,394,000	5,380,411
5.60%, 07/31/2053(c)	2,456,000	2,440,840
Lockheed Martin Corp.,
5.10%, 11/15/2027	2,453,000	2,489,353
4.45%, 05/15/2028	1,532,000	1,513,582
4.75%, 02/15/2034(c)	2,725,000	2,657,878
4.15%, 06/15/2053	1,251,000	1,038,809
4.30%, 06/15/2062	1,509,000	1,245,330
5.90%, 11/15/2063	1,783,000	1,921,999
Northrop Grumman Corp., 4.95%, 03/15/2053(c)	2,083,000	1,918,388
RTX Corp.,
5.00%, 02/27/2026(c)	927,000	922,262
5.75%, 01/15/2029	4,736,000	4,836,868
6.00%, 03/15/2031(c)	1,754,000	1,817,294
5.15%, 02/27/2033(c)	4,467,000	4,389,102
6.10%, 03/15/2034(c)	4,822,000	5,055,416
6.40%, 03/15/2054(c)	4,738,000	5,147,703
Textron, Inc., 6.10%, 11/15/2033	770,000	792,201
TransDigm, Inc.,
6.25%, 03/15/2026(b)	547,000	543,680
6.75%, 08/15/2028(b)	3,195,000	3,204,710
7.13%, 12/01/2031(b)	261,000	265,800
		65,339,187

Agricultural & Farm Machinery–0.42%
John Deere Capital Corp.,
4.90%, 03/03/2028(c)	6,264,000	6,272,092
4.70%, 06/10/2030	5,882,000	5,815,353
		12,087,445

Agricultural Products & Services–0.19%
Cargill, Inc.,
5.13%, 10/11/2032(b)	1,717,000	1,707,851
4.75%, 04/24/2033(b)(c)	2,360,000	2,277,542
4.38%, 04/22/2052(b)	1,509,000	1,284,855
		5,270,248

	Principal
	Amount	Value
Air Freight & Logistics–0.23%
United Parcel Service, Inc., 5.05%, 03/03/2053(c)	$6,677,000	$ 6,450,788

Aluminum–0.03%
Novelis Corp., 3.25%, 11/15/2026(b)	824,000	756,697

Apparel Retail–0.02%
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	706,000	573,610

Apparel, Accessories & Luxury Goods–0.38%
Tapestry, Inc.,
7.35%, 11/27/2028	3,547,000	3,576,285
7.70%, 11/27/2030	2,829,000	2,869,382
7.85%, 11/27/2033	4,247,000	4,315,414
		10,761,081

Application Software–0.30%
Intuit, Inc.,
5.20%, 09/15/2033	4,802,000	4,842,093
5.50%, 09/15/2053(c)	3,091,000	3,174,011
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	516,000	499,844
		8,515,948

Asset Management & Custody Banks–1.70%
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	4,898,000	5,014,840
4.50%, 05/13/2032(c)	1,415,000	1,346,605
5.15%, 05/15/2033	5,062,000	4,956,353
Ares Capital Corp., 2.88%, 06/15/2028(c)	143,000	122,092
Bank of New York Mellon Corp. (The),
4.54%, 02/01/2029(d)	3,076,000	2,984,494
5.83%, 10/25/2033(d)	2,519,000	2,567,001
4.71%, 02/01/2034(d)	1,990,000	1,867,603
Series J, 4.97%, 04/26/2034(d)	2,796,000	2,665,387
BlackRock, Inc., 4.75%, 05/25/2033(c)	4,897,000	4,768,924
Northern Trust Corp., 6.13%, 11/02/2032(c)	2,978,000	3,070,311
State Street Corp.,
5.82%, 11/04/2028(c)(d)	1,028,000	1,048,550
5.68%, 11/21/2029(d)	7,496,000	7,560,570
4.82%, 01/26/2034(c)(d)	1,131,000	1,063,006
5.16%, 05/18/2034(d)	3,891,000	3,753,350
6.12%, 11/21/2034(d)	5,517,000	5,581,325
		48,370,411

Automobile Manufacturers–2.03%
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	658,000	621,077
3.75%, 01/30/2031(b)(c)	1,785,000	1,491,993
American Honda Finance Corp., 4.60%, 04/17/2030	1,668,000	1,613,554

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal
	Amount	Value
Automobile Manufacturers–(continued)
Ford Motor Co.,
3.25%, 02/12/2032(c)	$1,329,000	$ 1,060,490
4.75%, 01/15/2043	345,000	266,757
Ford Motor Credit Co. LLC,
6.95%, 06/10/2026	4,820,000	4,875,290
7.35%, 11/04/2027	3,737,000	3,847,397
6.80%, 05/12/2028(c)	6,595,000	6,714,601
6.80%, 11/07/2028(c)	3,191,000	3,259,984
5.11%, 05/03/2029	918,000	863,251
7.35%, 03/06/2030(c)	2,681,000	2,785,618
7.20%, 06/10/2030(c)	2,687,000	2,779,478
7.12%, 11/07/2033(c)	2,898,000	3,021,711
Hyundai Capital America,
4.30%, 02/01/2024(b)	3,870,000	3,857,826
5.50%, 03/30/2026(b)(c)	2,186,000	2,173,210
5.60%, 03/30/2028(b)	1,321,000	1,308,765
5.80%, 04/01/2030(b)(c)	10,079,000	10,039,711
Volkswagen Group of America Finance LLC (Germany),
4.35%, 06/08/2027(b)(c)	4,572,000	4,395,060
4.60%, 06/08/2029(b)	3,061,000	2,890,191
		57,865,964

Automotive Parts & Equipment–0.78%
ERAC USA Finance LLC,
4.60%, 05/01/2028(b)	3,032,000	2,952,812
4.90%, 05/01/2033(b)	4,725,000	4,527,427
5.40%, 05/01/2053(b)	4,522,000	4,363,824
Nemak S.A.B. de C.V. (Mexico), 3.63%, 06/28/2031(b)	1,363,000	1,056,191
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	587,000	526,833
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	3,757,000	3,812,882
7.13%, 04/14/2030(b)(c)	4,941,000	5,075,049
		22,315,018

Automotive Retail–0.41%
Advance Auto Parts, Inc., 5.95%, 03/09/2028(c)	1,758,000	1,683,259
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028	1,166,000	1,073,456
4.63%, 11/15/2029(b)(c)	425,000	383,092
AutoZone, Inc.,
4.75%, 08/01/2032	1,859,000	1,761,046
5.20%, 08/01/2033	2,783,000	2,691,732
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	1,749,000	1,577,271
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(b)	602,000	526,444
8.25%, 08/01/2031(b)	1,022,000	1,027,974
Lithia Motors, Inc., 3.88%, 06/01/2029(b)(c)	1,202,000	1,060,411
		11,784,685

Biotechnology–1.78%
AbbVie, Inc., 4.88%, 11/14/2048	1,413,000	1,310,895

	Principal
	Amount	Value
Biotechnology–(continued)
Amgen, Inc.,
5.25%, 03/02/2030	$4,779,000	$ 4,804,842
2.00%, 01/15/2032	119,000	93,643
5.25%, 03/02/2033	8,742,000	8,657,066
5.60%, 03/02/2043(c)	6,710,000	6,571,935
5.65%, 03/02/2053	10,471,000	10,335,202
5.75%, 03/02/2063	8,262,000	8,092,588
Gilead Sciences, Inc.,
5.25%, 10/15/2033(c)	5,492,000	5,514,174
5.55%, 10/15/2053(c)	5,335,000	5,389,982
		50,770,327

Brewers–0.07%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.00%, 11/15/2039	1,634,000	2,004,105

Broadline Retail–0.02%
Macy’s Retail Holdings LLC,
5.88%, 03/15/2030(b)(c)	559,000	507,734
6.13%, 03/15/2032(b)	75,000	67,313
		575,047

Building Products–0.29%
Carrier Global Corp.,
5.90%, 03/15/2034(b)	1,352,000	1,391,946
6.20%, 03/15/2054(b)	2,487,000	2,631,076
Lennox International, Inc., 5.50%, 09/15/2028	3,917,000	3,934,048
Owens Corning, 4.30%, 07/15/2047	240,000	190,873
		8,147,943

Cable & Satellite–1.18%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 02/01/2028(b)	210,000	196,989
6.38%, 09/01/2029(b)(c)	4,452,000	4,298,631
4.75%, 03/01/2030(b)	607,000	531,609
4.50%, 08/15/2030(b)	676,000	580,439
7.38%, 03/01/2031(b)(c)	2,567,000	2,569,824
4.50%, 05/01/2032	1,733,000	1,428,636
4.25%, 01/15/2034(b)	217,000	169,440
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.91%, 07/23/2025	3,280,000	3,227,018
6.65%, 02/01/2034(c)	6,685,000	6,850,233
5.38%, 04/01/2038	249,000	215,743
5.75%, 04/01/2048	1,646,000	1,389,836
6.83%, 10/23/2055(c)	2,819,000	2,688,502
Comcast Corp.,
5.50%, 11/15/2032(c)	4,771,000	4,891,841
2.80%, 01/15/2051	192,000	120,363
Cox Communications, Inc., 5.70%, 06/15/2033(b)	1,307,000	1,301,318
CSC Holdings LLC, 5.38%, 02/01/2028(b)	1,228,000	1,045,312
DISH Network Corp., 11.75%, 11/15/2027(b)	796,000	791,099

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal
	Amount	Value
Cable & Satellite–(continued)
Virgin Media Finance PLC (United Kingdom), 5.00%, 07/15/2030(b)	$296,000	$ 247,404
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	1,000,000	941,684
		33,485,921

Cargo Ground Transportation–1.04%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	997,000	993,723
4.40%, 07/01/2027(b)	4,341,000	4,125,577
5.70%, 02/01/2028(b)	2,106,000	2,095,664
5.55%, 05/01/2028(b)	6,055,000	5,998,773
6.05%, 08/01/2028(b)	4,483,000	4,521,177
6.20%, 06/15/2030(b)(c)	1,415,000	1,433,914
Ryder System, Inc., 6.60%, 12/01/2033	9,986,000	10,499,621
		29,668,449

Casinos & Gaming–0.07%
Las Vegas Sands Corp., 3.50%, 08/18/2026	2,216,000	2,079,019

Commercial & Residential Mortgage Finance–0.49%
Aviation Capital Group LLC,
3.50%, 11/01/2027(b)	335,000	300,740
6.25%, 04/15/2028(b)	3,573,000	3,535,801
6.75%, 10/25/2028(b)	5,617,000	5,692,983
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(d)	4,021,000	4,082,251
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)	236,000	213,488
		13,825,263

Commodity Chemicals–0.05%
Mativ Holdings, Inc., 6.88%, 10/01/2026(b)	1,493,000	1,378,797

Computer & Electronics Retail–0.12%
Dell International LLC/EMC Corp., 4.90%, 10/01/2026	1,217,000	1,201,451
Leidos, Inc., 5.75%, 03/15/2033	2,255,000	2,246,929
		3,448,380

Construction & Engineering–0.04%
AECOM, 5.13%, 03/15/2027	133,000	129,427
Howard Midstream Energy Partners LLC,
6.75%, 01/15/2027(b)	536,000	520,107
8.88%, 07/15/2028(b)	380,000	395,460
		1,044,994

Construction Machinery & Heavy Transportation Equipment– 0.01%
Wabtec Corp., 4.70%, 09/15/2028	200,000	193,408

	Principal
	Amount	Value
Consumer Finance–0.96%
Capital One Financial Corp.,
3.30%, 10/30/2024(c)	$8,313,000	$ 8,106,282
7.15%, 10/29/2027(d)	3,381,000	3,440,717
6.31%, 06/08/2029(d)	3,981,000	3,960,174
7.62%, 10/30/2031(d)	3,938,000	4,118,327
6.38%, 06/08/2034(c)(d)	3,570,000	3,477,219
FirstCash, Inc., 5.63%, 01/01/2030(b)	525,000	491,796
General Motors Financial Co., Inc.,
5.40%, 04/06/2026	949,000	944,915
Series B, 6.50%(d)(e)	200,000	174,674
Navient Corp.,
6.13%, 03/25/2024	516,000	516,075
5.00%, 03/15/2027	250,000	233,312
OneMain Finance Corp.,
6.88%, 03/15/2025	300,000	302,431
7.13%, 03/15/2026(c)	925,000	933,487
3.88%, 09/15/2028	283,000	243,251
5.38%, 11/15/2029(c)	519,000	467,571
		27,410,231

Consumer Staples Merchandise Retail–0.41%
Dollar General Corp.,
5.00%, 11/01/2032(c)	1,157,000	1,101,005
5.50%, 11/01/2052(c)	2,305,000	2,066,010
Target Corp., 4.80%, 01/15/2053(c)	2,633,000	2,415,886
Walmart, Inc.,
6.50%, 08/15/2037(c)	3,772,000	4,344,146
4.50%, 09/09/2052	1,879,000	1,710,340
		11,637,387

Copper–0.11%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027	1,950,000	1,907,041
PT Freeport Indonesia (Indonesia), 5.32%, 04/14/2032(b)	1,279,000	1,211,030
		3,118,071

Data Processing & Outsourced Services–0.41%
Concentrix Corp., 6.85%, 08/02/2033(c)	11,913,000	11,697,253

Distillers & Vintners–0.08%
Brown-Forman Corp., 4.75%, 04/15/2033(c)	1,495,000	1,472,499
Constellation Brands, Inc., 4.90%, 05/01/2033(c)	889,000	857,348
		2,329,847

Distributors–0.52%
Genuine Parts Co.,
6.50%, 11/01/2028	8,841,000	9,168,397
6.88%, 11/01/2033	5,348,000	5,681,207
		14,849,604

Diversified Banks–14.90%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	7,620,000	7,206,767

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal
	Amount	Value
Diversified Banks–(continued)
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)(c)	$3,638,000	$ 3,754,791
6.75%(b)(d)(e)	3,244,000	3,199,328
Banco Bilbao Vizcaya Argentaria S.A. (Spain),
7.88%, 11/15/2034(d)	5,400,000	5,586,914
9.38%(d)(e)	2,813,000	2,869,893
Banco Santander S.A. (Spain),
6.53%, 11/07/2027(c)(d)	4,600,000	4,681,935
6.61%, 11/07/2028	3,600,000	3,730,595
9.63%(c)(d)(e)	7,000,000	7,155,666
9.63%(d)(e)	7,000,000	7,323,750
Bank of America Corp.,
6.44% (SOFR + 1.05%), 02/04/2028(f)	2,370,000	2,330,567
5.20%, 04/25/2029(d)	7,510,000	7,398,017
5.82%, 09/15/2029(c)(d)	7,246,000	7,314,359
4.57%, 04/27/2033(d)	3,453,000	3,169,002
5.02%, 07/22/2033(c)(d)	3,745,000	3,559,619
5.29%, 04/25/2034(d)	3,822,000	3,675,995
5.87%, 09/15/2034(c)(d)	5,997,000	6,019,660
7.75%, 05/14/2038	1,809,000	2,104,132
Series AA, 6.10%(c)(d)(e)	4,267,000	4,227,465
Series DD, 6.30%(c)(d)(e)	1,282,000	1,278,080
Series U, 8.77% (3 mo. Term SOFR + 3.40%)(e)(f)	8,165,000	8,147,922
Bank of China Ltd. (China), 5.00%, 11/13/2024(b)	2,850,000	2,827,784
Bank of Montreal (Canada), 5.30%, 06/05/2026	1,914,000	1,912,942
Bank of Nova Scotia (The) (Canada), 8.63%, 10/27/2082(d)	4,529,000	4,562,352
Barclays PLC (United Kingdom), 6.69%, 09/13/2034(d)	4,458,000	4,544,286
Citigroup, Inc.,
6.17%, 05/25/2034(d)	7,400,000	7,345,929
3.88%(d)(e)	469,000	409,287
7.38%(c)(d)(e)	8,196,000	8,125,516
7.63%(d)(e)	8,114,000	8,090,069
Series V, 4.70%(d)(e)	2,251,000	2,049,959
Federation des caisses Desjardins du Quebec (Canada),
5.28%, 01/23/2026(b)(d)	1,124,000	1,114,042
4.55%, 08/23/2027(b)(c)	5,156,000	5,017,992
Fifth Third Bancorp,
2.38%, 01/28/2025	1,373,000	1,319,944
1.71%, 11/01/2027(d)	1,519,000	1,338,579
6.34%, 07/27/2029(d)	1,277,000	1,289,924
4.77%, 07/28/2030(d)	3,226,000	3,017,985
4.34%, 04/25/2033(c)(d)	2,004,000	1,759,088
HSBC Holdings PLC (United Kingdom),
5.89%, 08/14/2027(d)	4,875,000	4,885,404
5.21%, 08/11/2028(d)	3,039,000	2,986,345
5.40%, 08/11/2033(d)	260,000	250,196
7.40%, 11/13/2034(d)	2,989,000	3,112,912
6.33%, 03/09/2044(d)	5,344,000	5,432,624
6.00%(d)(e)	3,333,000	3,038,513

	Principal
	Amount	Value
Diversified Banks–(continued)
Intesa Sanpaolo S.p.A. (Italy),
7.20%, 11/28/2033(b)	$3,004,000	$ 3,044,145
7.80%, 11/28/2053(b)	4,326,000	4,388,465
JPMorgan Chase & Co.,
4.32%, 04/26/2028(c)(d)	3,754,000	3,632,967
4.85%, 07/25/2028(d)	2,906,000	2,862,105
5.30%, 07/24/2029(d)	5,156,000	5,141,238
6.09%, 10/23/2029(d)	5,680,000	5,847,968
4.59%, 04/26/2033(d)	2,466,000	2,296,282
5.72%, 09/14/2033(c)(d)	5,978,000	5,959,610
5.35%, 06/01/2034(d)	10,560,000	10,316,504
6.25%, 10/23/2034(c)(d)	8,754,000	9,146,979
4.26%, 02/22/2048	1,121,000	932,529
Series W, 6.64% (3 mo. Term SOFR + 1.26%), 05/15/2047(f)	3,438,000	2,935,759
Series FF, 5.00%(d)(e)	1,061,000	1,045,343
KeyBank N.A.,
5.68% (SOFR + 0.32%), 06/14/2024(c)(f)	4,392,000	4,326,936
3.30%, 06/01/2025	1,552,000	1,471,229
4.15%, 08/08/2025	135,000	128,868
5.85%, 11/15/2027(c)	1,827,000	1,767,813
KeyCorp,
3.88%, 05/23/2025(d)	2,149,000	2,080,236
2.55%, 10/01/2029	1,396,000	1,123,535
4.79%, 06/01/2033(c)(d)	1,414,000	1,225,378
Lloyds Banking Group PLC (United Kingdom), 4.98%, 08/11/2033(d)	200,000	185,875
Manufacturers & Traders Trust Co.,
2.90%, 02/06/2025(c)	3,672,000	3,527,552
4.70%, 01/27/2028	3,868,000	3,635,202
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(c)(d)	2,892,000	2,846,188
5.24%, 04/19/2029(c)(d)	1,899,000	1,888,672
1.80%, 07/20/2033(c)(d)	3,670,000	3,584,545
5.41%, 04/19/2034(c)(d)	1,958,000	1,940,526
8.20%(d)(e)	7,727,000	8,214,116
Mizuho Financial Group, Inc. (Japan), 5.78%, 07/06/2029(c)(d)	2,957,000	2,990,400
Multibank, Inc. (Panama), 7.75%, 02/03/2028(b)	2,972,000	2,927,450
National Australia Bank Ltd. (Australia), 2.33%, 08/21/2030(b)	256,000	201,231
National Securities Clearing Corp.,
5.10%, 11/21/2027(b)	4,104,000	4,119,317
5.00%, 05/30/2028(b)	2,087,000	2,085,852
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(d)	5,943,000	6,082,419
5.58%, 06/12/2029(d)	6,415,000	6,372,310
4.63%, 06/06/2033(c)(d)	4,917,000	4,380,688
6.04%, 10/28/2033(c)(d)	2,904,000	2,907,650
5.07%, 01/24/2034(c)(d)	2,969,000	2,785,657
6.88%, 10/20/2034(d)	4,921,000	5,227,007
Series V, 6.20%(c)(d)(e)	3,987,000	3,775,421
Series W, 6.25%(c)(d)(e)	4,557,000	3,985,111

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal
	Amount	Value
Diversified Banks–(continued)
Royal Bank of Canada (Canada), 5.00%, 02/01/2033	$4,447,000	$ 4,285,813
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(d)	2,448,000	2,457,532
6.75%, 02/08/2028(b)(d)	2,631,000	2,666,390
7.02%, 02/08/2030(b)(d)	3,360,000	3,463,769
2.68%, 06/29/2032(b)(d)	2,996,000	2,346,120
6.30%, 07/06/2034(b)(d)	200,000	199,228
7.75%(b)(d)(e)	5,356,000	5,320,853
Sumitomo Mitsui Financial Group, Inc. (Japan),
5.81%, 09/14/2033(c)	5,663,000	5,762,279
6.18%, 07/13/2043(c)	1,828,000	1,910,212
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 03/09/2026(b)	2,045,000	2,053,764
5.65%, 09/14/2026(b)	2,339,000	2,351,188
5.55%, 09/14/2028(b)	4,229,000	4,273,747
Synovus Bank, 5.63%, 02/15/2028	9,511,000	8,713,420
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(c)(d)	3,794,000	3,824,457
U.S. Bancorp,
5.78%, 06/12/2029(c)(d)	4,930,000	4,929,751
4.97%, 07/22/2033(d)	2,217,000	1,984,802
5.85%, 10/21/2033(c)(d)	4,002,000	3,940,203
4.84%, 02/01/2034(c)(d)	5,656,000	5,181,664
5.84%, 06/12/2034(d)	4,462,000	4,395,818
UBS AG (Switzerland), 5.65%, 09/11/2028	3,503,000	3,545,309
Wells Fargo & Co.,
4.81%, 07/25/2028(d)	1,676,000	1,635,596
5.57%, 07/25/2029(c)(d)	3,566,000	3,561,998
6.30%, 10/23/2029(c)(d)	3,901,000	4,020,083
4.90%, 07/25/2033(d)	1,644,000	1,538,298
5.39%, 04/24/2034(d)	2,340,000	2,252,121
5.56%, 07/25/2034(d)	2,495,000	2,431,877
6.49%, 10/23/2034(d)	10,213,000	10,670,875
5.38%, 11/02/2043	4,793,000	4,353,380
4.75%, 12/07/2046	1,286,000	1,056,371
4.61%, 04/25/2053(d)	3,035,000	2,544,023
7.63%(c)(d)(e)	3,714,000	3,816,168
Westpac Banking Corp. (Australia),
5.41%, 08/10/2033(d)	231,000	217,172
2.67%, 11/15/2035(d)	97,000	75,498
		424,282,986

Diversified Capital Markets–0.40%
Credit Suisse Group AG (Switzerland),
4.50%(b)(d)(e)(g)	3,057,000	351,555
5.25%(b)(d)(e)(g)	1,903,000	218,845
7.25%(b)(d)(e)(g)	330,000	37,950
UBS Group AG (Switzerland),
5.71%, 01/12/2027(b)(d)	1,277,000	1,271,604
4.75%, 05/12/2028(b)(d)	3,136,000	3,023,362
6.30%, 09/22/2034(b)(d)	4,453,000	4,497,475
4.38%(b)(d)(e)	2,499,000	1,871,639
		11,272,430

	Principal
	Amount	Value
Diversified Chemicals–0.09%
Braskem Netherlands Finance B.V. (Brazil), 8.50%, 01/12/2031(b)(c)	$2,635,000	$ 2,581,641

Diversified Financial Services–0.81%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	231,000	203,731
Apollo Global Management, Inc., 6.38%, 11/15/2033	4,169,000	4,291,926
Carlyle Finance LLC, 5.65%, 09/15/2048(b)	345,000	297,721
Corebridge Financial, Inc., 6.05%, 09/15/2033(b)	4,394,000	4,456,118
Gabon Blue Bond Master Trust, Series 2, 6.10%, 08/01/2038(b)	7,079,000	6,883,478
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)(c)	536,000	480,108
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	580,000	496,413
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	4,785,000	4,717,853
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(b)(c)	559,000	512,013
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	844,000	756,026
		23,095,387

Diversified Metals & Mining–1.34%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	10,220,000	10,263,764
5.25%, 09/08/2030(c)	4,129,000	4,171,886
5.25%, 09/08/2033	16,447,000	16,467,870
5.50%, 09/08/2053	4,489,000	4,563,825
Corp. Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	1,861,000	1,738,415
Hudbay Minerals, Inc. (Canada),
4.50%, 04/01/2026(b)	28,000	26,624
6.13%, 04/01/2029(b)(c)	511,000	482,129
Teck Resources Ltd. (Canada), 6.13%, 10/01/2035(c)	503,000	501,321
		38,215,834

Diversified REITs–0.49%
Trust Fibra Uno (Mexico),
5.25%, 12/15/2024(b)(c)	4,124,000	4,091,159
5.25%, 01/30/2026(b)	2,991,000	2,914,119
4.87%, 01/15/2030(b)(c)	995,000	891,528
6.39%, 01/15/2050(b)	8,001,000	6,142,733
		14,039,539

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal
	Amount	Value
Diversified Support Services–0.32%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(b)	$3,933,000	$ 3,973,573
Ritchie Bros. Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	2,229,000	2,272,934
7.75%, 03/15/2031(b)(c)	2,750,000	2,856,837
		9,103,344

Drug Retail–0.32%
CK Hutchison International (23) Ltd. (United Kingdom),
4.75%, 04/21/2028(b)	3,102,000	3,060,253
4.88%, 04/21/2033(b)	4,191,000	4,064,070
CVS Pass-Through Trust,
6.04%, 12/10/2028	777,820	775,161
5.77%, 01/10/2033(b)	1,321,545	1,265,528
		9,165,012

Electric Utilities–5.08%
AEP Texas, Inc., 5.25%, 05/15/2052	1,692,000	1,518,030
Alabama Power Co., 5.85%, 11/15/2033	2,080,000	2,149,591
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	2,405,000	2,466,260
American Electric Power Co., Inc., 5.75%, 11/01/2027	2,438,000	2,478,128
CenterPoint Energy Houston Electric LLC,
5.20%, 10/01/2028	2,116,000	2,135,866
Series AJ, 4.85%, 10/01/2052	3,726,000	3,365,683
Connecticut Light and Power Co. (The), 5.25%, 01/15/2053	1,748,000	1,658,047
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	2,145,000	2,164,111
6.15%, 11/15/2052	1,099,000	1,158,143
5.90%, 11/15/2053	3,002,000	3,054,374
Constellation Energy Generation LLC,
6.13%, 01/15/2034	1,607,000	1,650,774
6.50%, 10/01/2053	2,056,000	2,153,679
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	1,798,000	1,920,377
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	3,016,000	2,982,372
Duke Energy Carolinas LLC, 5.35%, 01/15/2053(c)	3,212,000	3,048,646
Duke Energy Corp.,
5.00%, 12/08/2027	1,287,000	1,274,415
5.00%, 08/15/2052	3,331,000	2,904,195
Duke Energy Indiana LLC, 5.40%, 04/01/2053	6,347,000	6,014,921
Electricite de France S.A. (France),
5.70%, 05/23/2028(b)	1,457,000	1,474,187
9.13%(b)(d)(e)	2,062,000	2,198,321
6.00%, 01/22/2114(b)(c)	6,655,000	5,824,089
Enel Finance America LLC (Italy), 7.10%, 10/14/2027(b)	1,455,000	1,523,227
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(b)	2,952,000	3,006,490

	Principal
	Amount	Value
Electric Utilities–(continued)
Evergy Metro, Inc., 4.95%, 04/15/2033	$1,334,000	$ 1,282,659
Exelon Corp., 5.60%, 03/15/2053	2,386,000	2,289,292
Georgia Power Co.,
4.65%, 05/16/2028(c)	1,050,000	1,031,836
4.95%, 05/17/2033	2,068,000	2,002,598
Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(b)	2,917,000	2,669,756
Metropolitan Edison Co., 5.20%, 04/01/2028(b)	750,000	741,149
MidAmerican Energy Co.,
5.35%, 01/15/2034(c)	1,603,000	1,622,443
5.85%, 09/15/2054	4,721,000	4,837,765
National Rural Utilities Cooperative Finance Corp.,
4.45%, 03/13/2026	5,562,000	5,478,281
5.80%, 01/15/2033	2,209,000	2,253,533
7.13%, 09/15/2053(d)	3,655,000	3,716,360
NextEra Energy Capital Holdings, Inc.,
4.63%, 07/15/2027	4,223,000	4,142,137
5.00%, 07/15/2032	1,329,000	1,283,744
NRG Energy, Inc., 4.45%, 06/15/2029(b)	403,000	366,296
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	1,317,000	1,275,542
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033(b)	3,017,000	3,098,643
Public Service Co. of Colorado, 5.25%, 04/01/2053(c)	4,682,000	4,324,290
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	1,483,000	1,492,719
Public Service Electric and Gas Co., 5.13%, 03/15/2053(c)	1,277,000	1,220,138
Sierra Pacific Power Co., 5.90%, 03/15/2054(b)	5,811,000	5,728,758
Southern Co. (The),
5.70%, 10/15/2032	1,813,000	1,840,543
5.70%, 03/15/2034(c)	6,273,000	6,394,598
Series B, 4.00%, 01/15/2051(c)(d)	9,057,000	8,495,346
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	3,124,000	3,163,523
Southwestern Electric Power Co., 5.30%, 04/01/2033	2,177,000	2,091,732
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	503,000	527,283
Tampa Electric Co., 5.00%, 07/15/2052(c)	1,381,000	1,217,684
Virginia Electric & Power Co.,
5.00%, 04/01/2033(c)	1,934,000	1,868,810
Series C, 4.63%, 05/15/2052	2,151,000	1,803,590
Vistra Operations Co. LLC,
4.38%, 05/01/2029(b)	78,000	70,477
7.75%, 10/15/2031(b)	3,913,000	4,008,395
6.95%, 10/15/2033(b)	4,195,000	4,285,721
		144,749,567

Electrical Components & Equipment–0.68%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	383,000	306,424

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal
	Amount	Value
Electrical Components & Equipment–(continued)
EnerSys, 4.38%, 12/15/2027(b)	$841,000	$ 770,363
Regal Rexnord Corp.,
6.05%, 04/15/2028(b)	4,138,000	4,073,759
6.30%, 02/15/2030(b)	240,000	237,295
6.40%, 04/15/2033(b)	8,075,000	7,962,919
Sensata Technologies B.V.,
5.00%, 10/01/2025(b)	324,000	319,023
5.88%, 09/01/2030(b)(c)	1,067,000	1,024,653
Sociedad Quimica y Minera de Chile S.A. (Chile), 6.50%, 11/07/2033(b)	4,510,000	4,544,953
		19,239,389

Electronic Components–0.37%
Corning, Inc., 5.45%, 11/15/2079	11,931,000	10,434,714
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	241,000	204,000
		10,638,714

Electronic Manufacturing Services–0.27%
Emerald Debt Merger Sub LLC, 6.63%, 12/15/2030(b)	7,547,000	7,537,566
Jabil, Inc., 3.00%, 01/15/2031	288,000	242,136
		7,779,702

Environmental & Facilities Services–0.61%
Clean Harbors, Inc., 6.38%, 02/01/2031(b)(c)	1,746,000	1,733,748
GFL Environmental, Inc. (Canada), 6.75%, 01/15/2031(b)(c)	515,000	520,150
Republic Services, Inc.,
4.88%, 04/01/2029	646,000	643,859
5.00%, 04/01/2034	2,571,000	2,521,667
Veralto Corp.,
5.35%, 09/18/2028(b)	6,008,000	5,998,474
5.45%, 09/18/2033(b)(c)	5,959,000	5,929,203
		17,347,101

Financial Exchanges & Data–0.64%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(b)	467,000	395,424
Intercontinental Exchange, Inc.,
4.35%, 06/15/2029(c)	2,157,000	2,080,616
4.60%, 03/15/2033(c)	2,042,000	1,944,414
4.95%, 06/15/2052	2,804,000	2,599,429
5.20%, 06/15/2062(c)	3,787,000	3,559,333
Moody’s Corp., 5.25%, 07/15/2044(c)	1,091,000	1,040,689
Nasdaq, Inc.,
5.35%, 06/28/2028(c)	1,889,000	1,898,632
5.55%, 02/15/2034	2,029,000	2,028,795
5.95%, 08/15/2053(c)	942,000	955,049
6.10%, 06/28/2063(c)	1,616,000	1,647,755
		18,150,136

Gas Utilities–0.27%
Atmos Energy Corp.,
5.90%, 11/15/2033(c)	1,981,000	2,056,359
6.20%, 11/15/2053(c)	1,533,000	1,656,564
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	2,816,000	2,775,599

	Principal
	Amount	Value
Gas Utilities–(continued)
Southwest Gas Corp., 5.45%, 03/23/2028	$1,312,000	$ 1,309,937
		7,798,459

Gold–0.02%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	528,000	517,499

Health Care Equipment–0.36%
Alcon Finance Corp. (Switzerland), 5.38%, 12/06/2032(b)	2,329,000	2,313,399
Becton, Dickinson and Co., 4.69%, 02/13/2028(c)	7,926,000	7,817,181
		10,130,580

Health Care Facilities–0.56%
Encompass Health Corp., 4.50%, 02/01/2028	506,000	473,460
HCA, Inc.,
5.00%, 03/15/2024	6,399,000	6,381,518
5.90%, 06/01/2053(c)	4,408,000	4,194,423
Tenet Healthcare Corp., 4.88%, 01/01/2026	1,049,000	1,031,570
UPMC,
5.04%, 05/15/2033	2,902,000	2,848,173
5.38%, 05/15/2043	963,000	921,868
		15,851,012

Health Care REITs–0.04%
Diversified Healthcare Trust,
4.75%, 05/01/2024	257,000	243,048
4.38%, 03/01/2031	166,000	117,014
MPT Operating Partnership L.P./MPT Finance Corp.,
5.25%, 08/01/2026	302,000	263,097
3.50%, 03/15/2031(c)	430,000	265,531
Omega Healthcare Investors, Inc.,
3.38%, 02/01/2031	220,000	178,593
3.25%, 04/15/2033	210,000	160,692
		1,227,975

Health Care Services–1.12%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)(c)	655,000	548,192
Community Health Systems, Inc.,
5.25%, 05/15/2030(b)	377,000	296,985
4.75%, 02/15/2031(b)	251,000	184,410
CVS Health Corp.,
5.00%, 01/30/2029(c)	6,006,000	5,974,792
5.25%, 01/30/2031(c)	1,805,000	1,797,236
5.30%, 06/01/2033(c)	5,715,000	5,626,011
5.88%, 06/01/2053(c)	3,610,000	3,537,757
6.00%, 06/01/2063	2,646,000	2,600,743
DaVita, Inc., 3.75%, 02/15/2031(b)	332,000	260,183
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032(c)	4,845,000	3,766,899
Series 2042, 2.72%, 01/01/2042(c)	1,361,000	908,767
2.86%, 01/01/2052	1,557,000	947,371

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal
	Amount	Value
Health Care Services–(continued)
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	$3,057,000	$ 1,704,585
Quest Diagnostics, Inc., 6.40%, 11/30/2033	2,503,000	2,651,342
Select Medical Corp., 6.25%, 08/15/2026(b)	509,000	505,695
Star Parent, Inc., 9.00%, 10/01/2030(b)(c)	509,000	529,263
		31,840,231

Health Care Supplies–0.03%
Medline Borrower L.P., 3.88%, 04/01/2029(b)	841,000	747,070

Home Improvement Retail–1.22%
Home Depot, Inc. (The),
4.90%, 04/15/2029	4,457,000	4,464,890
4.95%, 09/15/2052(c)	1,681,000	1,593,179
Lowe’s Cos., Inc.,
5.00%, 04/15/2033(c)	5,166,000	5,055,918
5.15%, 07/01/2033(c)	2,325,000	2,287,360
5.63%, 04/15/2053(c)	4,597,000	4,476,205
5.75%, 07/01/2053(c)	1,976,000	1,949,810
5.80%, 09/15/2062	3,832,000	3,711,907
5.85%, 04/01/2063(c)	11,435,000	11,089,885
		34,629,154

Homebuilding–0.14%
Lennar Corp., 4.75%, 11/29/2027	1,651,000	1,618,571
M.D.C. Holdings, Inc., 6.00%, 01/15/2043	2,864,000	2,505,862
		4,124,433

Hotel & Resort REITs–0.06%
Service Properties Trust,
5.50%, 12/15/2027	1,160,000	1,033,992
8.63%, 11/15/2031(b)	780,000	800,806
		1,834,798

Hotels, Resorts & Cruise Lines–0.43%
Carnival Corp.,
6.65%, 01/15/2028	175,000	160,363
4.00%, 08/01/2028(b)	450,000	408,015
6.00%, 05/01/2029(b)	207,000	190,605
7.00%, 08/15/2029(b)	1,010,000	1,030,462
Expedia Group, Inc.,
4.63%, 08/01/2027	2,883,000	2,807,493
2.95%, 03/15/2031(c)	177,000	149,607
IRB Holding Corp., 7.00%, 06/15/2025(b)	417,000	416,606
Marriott International, Inc.,
5.55%, 10/15/2028	2,879,000	2,901,518
4.90%, 04/15/2029(c)	2,735,000	2,677,690
Royal Caribbean Cruises Ltd., 8.25%, 01/15/2029(b)	1,357,000	1,420,311
		12,162,670

Household Products–0.03%
Prestige Brands, Inc., 3.75%, 04/01/2031(b)(c)	957,000	798,789

	Principal
	Amount	Value
Housewares & Specialties–0.01%
Newell Brands, Inc., 6.38%, 09/15/2027	$175,000	$ 171,321

Independent Power Producers & Energy Traders–0.27%
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	528,000	494,542
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia), 5.38%, 12/30/2030(b)	4,822,000	3,620,309
NSTAR Electric Co., 4.55%, 06/01/2052	1,692,000	1,422,618
Vistra Corp., 7.00%(b)(d)(e)	2,207,000	2,098,327
		7,635,796

Industrial Conglomerates–0.18%
Bidvest Group UK PLC (The) (South Africa), 3.63%, 09/23/2026(b)	1,291,000	1,182,037
Honeywell International, Inc.,
4.25%, 01/15/2029(c)	2,660,000	2,594,721
5.00%, 02/15/2033(c)	1,321,000	1,326,442
		5,103,200

Industrial Machinery & Supplies & Components–0.41%
Enpro, Inc., 5.75%, 10/15/2026	996,000	968,600
Ingersoll Rand, Inc.,
5.40%, 08/14/2028(c)	792,000	794,232
5.70%, 08/14/2033(c)	2,858,000	2,894,144
Nordson Corp.,
5.60%, 09/15/2028	1,170,000	1,196,128
5.80%, 09/15/2033(c)	2,109,000	2,148,453
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	3,645,000	3,509,041
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	66,000	59,354
		11,569,952

Industrial REITs–0.77%
LXP Industrial Trust, 6.75%, 11/15/2028	1,647,000	1,676,416
Prologis L.P.,
4.88%, 06/15/2028(c)	2,688,000	2,664,045
4.63%, 01/15/2033	4,496,000	4,276,013
4.75%, 06/15/2033(c)	5,107,000	4,879,117
5.13%, 01/15/2034(c)	2,587,000	2,538,486
5.25%, 06/15/2053	6,311,000	5,954,782
		21,988,859

Insurance Brokers–0.60%
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033(c)	1,304,000	1,297,462
Arthur J. Gallagher & Co.,
6.50%, 02/15/2034(c)	2,515,000	2,658,165
6.75%, 02/15/2054	2,699,000	2,935,860
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033(c)	3,915,000	3,992,808
6.25%, 11/01/2052	1,221,000	1,326,089
5.45%, 03/15/2053	1,238,000	1,210,737
5.70%, 09/15/2053	3,496,000	3,564,745
		16,985,866

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal
	Amount	Value
Integrated Oil & Gas–1.22%
BP Capital Markets America, Inc.,
4.81%, 02/13/2033(c)	$3,017,000	$ 2,929,976
4.89%, 09/11/2033	220,000	214,710
BP Capital Markets PLC (United Kingdom), 4.38%(d)(e)	3,066,000	2,961,689
Ecopetrol S.A. (Colombia), 8.88%, 01/13/2033	6,895,000	7,117,322
Occidental Petroleum Corp.,
6.20%, 03/15/2040	6,672,000	6,582,562
4.63%, 06/15/2045	2,729,000	2,053,832
6.60%, 03/15/2046(c)	2,690,000	2,758,393
Petroleos Mexicanos (Mexico),
8.75%, 06/02/2029(c)	5,790,000	5,327,985
6.70%, 02/16/2032	3,593,000	2,807,450
10.00%, 02/07/2033(c)	2,215,000	2,069,842
		34,823,761

Integrated Telecommunication Services–2.02%
Altice France S.A. (France),
8.13%, 02/01/2027(b)	240,000	206,645
5.13%, 07/15/2029(b)	308,000	220,607
5.50%, 10/15/2029(b)	125,000	90,342
AT&T, Inc.,
5.40%, 02/15/2034(c)	3,961,000	3,917,051
3.55%, 09/15/2055	21,753,000	14,355,243
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(d)	6,220,000	5,634,565
IHS Holding Ltd. (Nigeria),
5.63%, 11/29/2026(b)	2,169,000	1,876,716
6.25%, 11/29/2028(b)	1,677,000	1,341,265
Iliad Holding S.A.S. (France),
6.50%, 10/15/2026(b)	1,250,000	1,220,655
7.00%, 10/15/2028(b)	300,000	288,139
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	1,285,000	464,103
Sitios Latinoamerica S.A.B. de C.V. (Brazil), 5.38%, 04/04/2032(b)	3,688,000	3,283,003
Telecom Italia S.p.A. (Italy), 5.30%, 05/30/2024(b)	1,544,000	1,532,876
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	1,875,000	2,033,880
Verizon Communications, Inc.,
4.50%, 08/10/2033	19,264,000	18,019,787
3.40%, 03/22/2041	813,000	615,292
3.00%, 11/20/2060	2,257,000	1,370,747
3.70%, 03/22/2061	1,496,000	1,058,982
		57,529,898

Interactive Media & Services–0.42%
Match Group Holdings II LLC,
5.63%, 02/15/2029(b)(c)	2,991,000	2,820,887
3.63%, 10/01/2031(b)	55,000	44,998
Meta Platforms, Inc.,
4.45%, 08/15/2052	1,567,000	1,340,989
4.65%, 08/15/2062	3,724,000	3,210,503
5.75%, 05/15/2063	4,485,000	4,567,514
		11,984,891

	Principal
	Amount	Value
Investment Banking & Brokerage–3.32%
Charles Schwab Corp. (The),
5.64%, 05/19/2029(d)	$3,742,000	$ 3,730,402
6.20%, 11/17/2029(d)	4,906,000	4,981,806
5.85%, 05/19/2034(d)	3,741,000	3,698,261
6.14%, 08/24/2034(d)	7,639,000	7,663,319
Series G, 5.38%(c)(d)(e)	5,002,000	4,858,109
Series K, 5.00%(d)(e)	2,174,000	1,880,426
Goldman Sachs Group, Inc. (The),
6.14% (SOFR + 0.79%), 12/09/2026(f)	4,183,000	4,127,844
6.16% (SOFR + 0.81%), 03/09/2027(f)	5,786,000	5,680,712
6.30% (SOFR + 0.92%), 10/21/2027(f)	1,277,000	1,254,307
6.52% (SOFR + 1.12%), 02/24/2028(f)	1,257,000	1,244,743
4.48%, 08/23/2028(d)	2,081,000	2,007,836
6.75%, 10/01/2037	2,959,000	3,110,889
4.80%, 07/08/2044	2,610,000	2,324,053
Series T, 3.80%(d)(e)	146,000	123,229
Series V, 4.13%(c)(d)(e)	2,443,000	2,064,180
Series W, 7.50%(c)(d)(e)	11,981,000	12,185,300
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/2031(b)	3,197,000	3,259,581
Morgan Stanley,
5.12%, 02/01/2029(d)	1,894,000	1,864,981
5.16%, 04/20/2029(d)	8,470,000	8,332,779
5.45%, 07/20/2029(c)(d)	1,914,000	1,907,655
6.41%, 11/01/2029(d)	4,644,000	4,810,326
5.25%, 04/21/2034(d)	8,144,000	7,806,243
5.42%, 07/21/2034(d)	4,142,000	4,018,773
5.95%, 01/19/2038(d)	1,524,000	1,477,971
		94,413,725

IT Consulting & Other Services–0.03%
DXC Technology Co., 2.38%, 09/15/2028	269,000	227,687
Gartner, Inc.,
4.50%, 07/01/2028(b)	105,000	98,443
3.63%, 06/15/2029(b)	294,000	262,892
3.75%, 10/01/2030(b)	176,000	153,784
		742,806

Leisure Facilities–0.10%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	1,523,000	1,657,565
NCL Corp. Ltd., 5.88%, 02/15/2027(b)	536,000	519,432
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(b)	551,000	510,058
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	285,000	266,266
		2,953,321

Leisure Products–0.68%
Brunswick Corp., 5.10%, 04/01/2052	2,556,000	1,865,312
Polaris, Inc., 6.95%, 03/15/2029(c)	17,045,000	17,556,812
		19,422,124

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal
	Amount	Value
Life & Health Insurance–2.86%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	$4,368,000	$ 4,154,290
Corebridge Global Funding,
6.66% (SOFR + 1.30%), 09/25/2026(b)(f)	7,271,000	7,275,589
5.90%, 09/19/2028(b)	3,060,000	3,097,667
Delaware Life Global Funding,
Series 22-1, 3.31%, 03/10/2025(b)	5,895,000	5,597,538
Series 21-1, 2.66%, 06/29/2026(b)	13,992,000	12,948,933
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	3,983,000	4,033,550
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(h)	11,777,000	9,491,733
MetLife, Inc.,
5.00%, 07/15/2052	1,303,000	1,192,407
5.25%, 01/15/2054(c)	5,757,000	5,440,415
Series D, 5.88%(d)(e)	288,000	274,358
Nationwide Financial Services, Inc., 3.90%, 11/30/2049(b)	288,000	210,712
New York Life Global Funding, 4.55%, 01/28/2033(b)	3,714,000	3,539,342
Pacific Life Global Funding II,
6.17% (SOFR + 0.80%), 03/30/2025(b)(c)(f)	4,348,000	4,348,840
6.03% (SOFR + 0.62%), 06/04/2026(b)(f)	1,942,000	1,925,358
6.40% (SOFR + 1.05%), 07/28/2026(b)(f)	14,686,000	14,696,487
Principal Financial Group, Inc., 5.38%, 03/15/2033	2,527,000	2,484,590
Sammons Financial Group, Inc., 4.75%, 04/08/2032(b)	718,000	601,379
		81,313,188

Managed Health Care–1.21%
Humana, Inc.,
5.75%, 12/01/2028(c)	2,075,000	2,117,130
5.95%, 03/15/2034	6,220,000	6,399,864
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	3,209,000	2,227,081
3.00%, 06/01/2051	2,094,000	1,356,688
UnitedHealth Group, Inc.,
5.25%, 02/15/2028(c)	3,574,000	3,645,786
4.25%, 01/15/2029(c)	1,971,000	1,923,105
5.30%, 02/15/2030	6,079,000	6,210,063
5.35%, 02/15/2033(c)	5,225,000	5,337,240
4.50%, 04/15/2033(c)	890,000	853,810
5.05%, 04/15/2053	1,897,000	1,799,378
5.20%, 04/15/2063	2,738,000	2,616,080
		34,486,225

Marine Transportation–0.10%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)(c)	2,992,000	2,984,894

Metal, Glass & Plastic Containers–0.03%
Ball Corp., 6.00%, 06/15/2029(c)	801,000	800,263

	Principal
	Amount	Value
Mortgage REITs–0.02%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(b)	$607,000	$ 528,928

Movies & Entertainment–0.46%
Warnermedia Holdings, Inc.,
5.05%, 03/15/2042	5,376,000	4,442,467
5.14%, 03/15/2052	4,933,000	3,945,652
5.39%, 03/15/2062	5,896,000	4,702,773
		13,090,892

Multi-Family Residential REITs–0.04%
AvalonBay Communities, Inc., 5.00%, 02/15/2033	1,090,000	1,064,203

Multi-line Insurance–0.25%
Allianz SE (Germany), 3.20%(b)(d)(e)	203,000	154,356
Massachusetts Mutual Life Insurance Co., 5.67%, 12/01/2052(b)	1,191,000	1,141,799
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	6,017,000	5,879,237
		7,175,392

Multi-Utilities–1.37%
Ameren Illinois Co.,
4.95%, 06/01/2033(c)	2,170,000	2,111,826
5.90%, 12/01/2052	1,209,000	1,265,725
Black Hills Corp., 6.15%, 05/15/2034(c)	10,580,000	10,580,102
Dominion Energy, Inc., 5.38%, 11/15/2032(c)	6,016,000	5,943,405
NiSource, Inc., 5.25%, 03/30/2028	1,747,000	1,746,006
Public Service Enterprise Group, Inc.,
5.88%, 10/15/2028	5,993,000	6,116,819
6.13%, 10/15/2033	3,747,000	3,876,955
San Diego Gas & Electric Co., 5.35%, 04/01/2053(c)	4,848,000	4,587,776
WEC Energy Group, Inc.,
5.15%, 10/01/2027	2,352,000	2,355,661
4.75%, 01/15/2028(c)	391,000	383,295
		38,967,570

Office REITs–0.45%
Brandywine Operating Partnership L.P., 7.80%, 03/15/2028(c)	4,852,000	4,651,311
Highwoods Realty L.P., 7.65%, 02/01/2034	2,740,000	2,756,625
Office Properties Income Trust,
4.25%, 05/15/2024	118,000	112,595
4.50%, 02/01/2025(c)	4,353,000	3,882,253
2.40%, 02/01/2027	2,428,000	1,488,865
		12,891,649

Oil & Gas Drilling–0.24%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	540,000	509,193
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033	2,227,000	2,274,112

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal
	Amount	Value
Oil & Gas Drilling–(continued)
Transocean, Inc., 8.75%, 02/15/2030(b)	$446,500	$ 456,339
Valaris Ltd., 8.38%, 04/30/2030(b)	3,520,000	3,544,235
		6,783,879

Oil & Gas Equipment & Services–0.08%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	452,000	425,965
Oceaneering International, Inc., 6.00%, 02/01/2028(b)	557,000	540,496
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026(b)	2,800,000	1,393,569
		2,360,030

Oil & Gas Exploration & Production–1.87%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	1,526,000	1,535,087
Apache Corp., 7.75%, 12/15/2029	1,621,000	1,706,004
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/2026(b)	476,000	469,778
Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(b)	3,348,000	3,426,360
Civitas Resources, Inc.,
8.38%, 07/01/2028(b)	3,567,000	3,657,748
8.63%, 11/01/2030(b)	1,090,000	1,129,963
8.75%, 07/01/2031(b)	2,823,000	2,925,246
ConocoPhillips Co.,
5.55%, 03/15/2054	4,841,000	4,829,743
5.70%, 09/15/2063	1,763,000	1,778,703
Devon Energy Corp.,
5.25%, 10/15/2027	3,190,000	3,159,796
5.88%, 06/15/2028	3,835,000	3,849,367
Diamondback Energy, Inc., 6.25%, 03/15/2053	5,000,000	5,032,014
EQT Corp., 5.70%, 04/01/2028	1,400,000	1,401,576
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(b)	449,000	419,170
6.00%, 02/01/2031(b)	186,000	172,403
6.25%, 04/15/2032(b)	154,000	142,331
8.38%, 11/01/2033(b)	3,178,000	3,276,370
Murphy Oil Corp.,
6.38%, 07/15/2028	2,418,000	2,403,680
5.88%, 12/01/2042	180,000	152,941
Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/2028(b)	533,000	535,486
SM Energy Co., 6.63%, 01/15/2027	502,000	494,245
Southwestern Energy Co.,
5.38%, 03/15/2030	1,470,000	1,394,914
4.75%, 02/01/2032	592,000	528,350
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)(c)	1,064,000	1,014,428
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	4,054,000	4,137,898
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	3,661,000	2,955,525

	Principal
	Amount	Value
Oil & Gas Exploration & Production–(continued)
Vital Energy, Inc.,
10.13%, 01/15/2028	$362,000	$ 368,896
7.75%, 07/31/2029(b)	289,000	265,172
9.75%, 10/15/2030	118,000	118,351
		53,281,545

Oil & Gas Refining & Marketing–0.48%
Cosan Luxembourg S.A. (Brazil), 7.50%, 06/27/2030(b)	4,580,000	4,635,423
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/2030(b)(c)	5,520,000	5,525,216
Phillips 66 Co., 5.30%, 06/30/2033	3,424,000	3,390,594
		13,551,233

Oil & Gas Storage & Transportation–6.12%
Cheniere Energy Partners L.P., 5.95%, 06/30/2033(b)	2,693,000	2,675,334
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	1,168,000	1,182,496
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	1,244,000	1,397,201
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	3,511,000	3,512,970
7.38%, 01/15/2083(d)	4,043,000	3,892,905
7.63%, 01/15/2083(d)	3,061,000	2,901,085
8.50%, 01/15/2084(d)	3,223,000	3,241,294
Series NC5, 8.25%, 01/15/2084(d)	5,063,000	5,066,841
Energy Transfer L.P.,
5.88%, 01/15/2024	508,000	507,971
5.55%, 02/15/2028	862,000	866,232
6.10%, 12/01/2028(c)	2,206,000	2,258,714
3.75%, 05/15/2030	192,000	172,342
6.40%, 12/01/2030	1,158,000	1,203,761
7.38%, 02/01/2031(b)	1,876,000	1,930,104
5.75%, 02/15/2033(c)	2,070,000	2,062,720
6.55%, 12/01/2033	3,606,000	3,774,713
4.90%, 03/15/2035	7,407,000	6,734,031
5.00%, 05/15/2050	4,970,000	4,196,959
Series A, 9.67% (3 mo. USD LIBOR + 4.03%)(e)(f)	342,000	325,297
Enterprise Products Operating LLC,
5.35%, 01/31/2033	231,000	233,124
4.20%, 01/31/2050	1,678,000	1,372,716
Series D, 6.88%, 03/01/2033	1,796,000	2,009,097
8.64% (3 mo. Term SOFR + 3.25%), 08/16/2077(f)	3,786,000	3,773,499
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 01/15/2027	480,000	480,830
7.75%, 02/01/2028	297,000	293,657
8.25%, 01/15/2029	1,283,000	1,269,670
8.88%, 04/15/2030	1,264,000	1,286,053
Global Partners L.P./GLP Finance Corp., 7.00%, 08/01/2027	352,000	337,670
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
6.13%, 02/23/2038(b)	2,100,000	2,106,383
6.51%, 02/23/2042(b)	2,700,000	2,705,980

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal
	Amount	Value
Oil & Gas Storage & Transportation–(continued)
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	$729,000	$ 720,518
Kinder Morgan, Inc.,
7.80%, 08/01/2031	11,778,000	13,038,337
7.75%, 01/15/2032	7,919,000	8,799,375
4.80%, 02/01/2033(c)	348,000	323,818
5.20%, 06/01/2033	3,768,000	3,609,990
3.25%, 08/01/2050	192,000	122,370
5.45%, 08/01/2052(c)	5,616,000	5,030,776
MPLX L.P.,
4.80%, 02/15/2029	1,544,000	1,495,608
5.00%, 03/01/2033(c)	2,139,000	2,019,662
4.70%, 04/15/2048	1,821,000	1,481,911
5.50%, 02/15/2049	2,545,000	2,312,262
4.95%, 03/14/2052	4,598,000	3,842,026
5.65%, 03/01/2053	837,000	778,928
New Fortress Energy, Inc.,
6.75%, 09/15/2025(b)	639,000	620,078
6.50%, 09/30/2026(b)(c)	480,000	456,301
NGPL PipeCo LLC, 7.77%, 12/15/2037(b)	8,801,000	9,394,825
Northern Natural Gas Co., 3.40%, 10/16/2051(b)	849,000	552,638
ONEOK Partners L.P., 6.85%, 10/15/2037	2,669,000	2,807,751
ONEOK, Inc.,
5.65%, 11/01/2028(c)	1,394,000	1,403,877
5.80%, 11/01/2030(c)	2,070,000	2,083,896
6.35%, 01/15/2031	3,484,000	3,594,844
6.10%, 11/15/2032(c)	1,574,000	1,603,885
6.05%, 09/01/2033	3,731,000	3,800,001
6.63%, 09/01/2053(c)	5,308,000	5,580,382
Plains All American Pipeline L.P., Series B, 9.75% (3 mo. Term SOFR + 4.37%)(e)(f)	385,000	368,350
Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, 12/15/2029	192,000	171,381
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037	7,049,000	7,162,058
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, 10/15/2026(b)(i)	509,000	506,297
Sunoco L.P./Sunoco Finance Corp., 5.88%, 03/15/2028	723,000	708,683
Targa Resources Corp.,
5.20%, 07/01/2027	2,497,000	2,479,869
6.25%, 07/01/2052	2,831,000	2,761,004
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.00%, 01/15/2028	201,000	195,361
5.50%, 03/01/2030	63,000	60,870
TMS Issuer S.a.r.l. (Saudi Arabia), 5.78%, 08/23/2032(b)	1,055,000	1,069,193
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)	4,353,000	4,494,125
9.88%, 02/01/2032(b)	3,908,000	4,007,526
Western Midstream Operating L.P., 6.15%, 04/01/2033(c)	2,828,000	2,850,528

	Principal
	Amount	Value
Oil & Gas Storage & Transportation–(continued)
Williams Cos., Inc. (The),
4.55%, 06/24/2024	$399,000	$ 396,128
5.30%, 08/15/2028	2,748,000	2,744,758
4.65%, 08/15/2032(c)	1,618,000	1,517,227
5.65%, 03/15/2033(c)	3,547,000	3,560,564
		174,299,630

Other Specialty Retail–0.04%
Tractor Supply Co., 5.25%, 05/15/2033(c)	1,292,000	1,265,220

Packaged Foods & Meats–1.08%
Aramark Services, Inc., 5.00%, 04/01/2025(b)	515,000	511,446
Bimbo Bakeries USA, Inc. (Mexico),
6.05%, 01/15/2029(b)	3,811,000	3,897,491
6.40%, 01/15/2034(b)(c)	3,225,000	3,434,222
General Mills, Inc., 5.50%, 10/17/2028(c)	3,728,000	3,791,101
J. M. Smucker Co. (The),
6.20%, 11/15/2033	2,058,000	2,150,067
6.50%, 11/15/2043(c)	1,001,000	1,046,321
Mars, Inc.,
4.55%, 04/20/2028(b)(c)	4,439,000	4,374,853
4.65%, 04/20/2031(b)	1,640,000	1,595,088
McCormick & Co., Inc., 4.95%, 04/15/2033(c)	1,121,000	1,074,495
Minerva Luxembourg S.A. (Brazil),
4.38%, 03/18/2031(b)	6,356,000	5,035,198
8.88%, 09/13/2033(b)	3,755,000	3,793,113
		30,703,395

Paper & Plastic Packaging Products & Materials–0.04%
Sealed Air Corp., 7.25%, 02/15/2031(b)	1,120,000	1,147,944

Passenger Airlines–1.29%
American Airlines Pass-Through Trust,
Series 2016-3, Class A, 3.00%, 10/15/2028	2,185,441	1,947,435
Series 2017-2, Class AA, 3.35%, 10/15/2029	221,935	196,644
Series 2021-1, Class B, 3.95%, 07/11/2030	2,609,880	2,276,556
Series 2021-1, Class A, 2.88%, 07/11/2034	2,402,851	1,957,279
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(b)	522,500	514,742
5.75%, 04/20/2029(b)	279,000	267,476
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	1,669,243	1,401,146
Delta Air Lines Pass-Through Trust, Series 2019-1, Class A, 3.40%, 04/25/2024	1,924,000	1,892,851
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	2,185,476	2,133,544
4.75%, 10/20/2028(b)	8,676,779	8,336,459

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal
	Amount	Value
Passenger Airlines–(continued)
United Airlines Pass-Through Trust,
Series 2016-1, Class B, 3.65%, 01/07/2026	$1,403,794	$ 1,312,109
Series 2020-1, Class A, 5.88%, 10/15/2027	3,207,096	3,197,591
Series 2018-1, Class A, 3.70%, 03/01/2030	244,575	209,239
Series 2018-1, Class AA, 3.50%, 03/01/2030	1,908,745	1,708,808
Series 2019-1, Class A, 4.55%, 08/25/2031	1,380,959	1,197,024
Series 2019-1, Class AA, 4.15%, 08/25/2031	2,412,774	2,173,865
5.80%, 07/15/2037	6,127,000	5,899,131
		36,621,899

Personal Care Products–0.44%
Kenvue, Inc.,
5.05%, 03/22/2028	1,760,000	1,772,871
5.00%, 03/22/2030	3,285,000	3,302,590
4.90%, 03/22/2033(c)	4,221,000	4,186,379
5.10%, 03/22/2043(c)	1,708,000	1,664,705
5.20%, 03/22/2063	1,659,000	1,586,890
		12,513,435

Pharmaceuticals–1.64%
Bayer US Finance LLC (Germany),
6.25%, 01/21/2029(b)	3,408,000	3,424,007
6.38%, 11/21/2030(b)(c)	4,636,000	4,625,195
6.50%, 11/21/2033(b)	5,284,000	5,252,883
Bristol-Myers Squibb Co.,
5.90%, 11/15/2033	2,935,000	3,090,105
6.25%, 11/15/2053(c)	3,669,000	3,999,592
6.40%, 11/15/2063	2,662,000	2,937,652
Merck & Co., Inc.,
5.00%, 05/17/2053(c)	1,911,000	1,840,144
5.15%, 05/17/2063(c)	1,192,000	1,160,396
Pfizer Investment Enterprises Pte. Ltd.,
4.45%, 05/19/2028	7,588,000	7,452,466
4.75%, 05/19/2033	3,993,000	3,886,055
5.30%, 05/19/2053	9,215,000	8,991,529
		46,660,024

Property & Casualty Insurance–0.06%
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	1,707,000	1,705,566

Rail Transportation–1.35%
Burlington Northern Santa Fe LLC, 5.20%, 04/15/2054(c)	4,401,000	4,272,681
Canadian Pacific Railway Co. (Canada), 6.13%, 09/15/2115	9,841,000	9,978,300
Norfolk Southern Corp.,
5.05%, 08/01/2030(c)	5,328,000	5,300,027
5.55%, 03/15/2034	2,451,000	2,489,247
5.35%, 08/01/2054(c)	4,845,000	4,633,028
5.95%, 03/15/2064	3,112,000	3,182,729
Union Pacific Corp.,
4.50%, 01/20/2033(c)	4,565,000	4,398,132
5.15%, 01/20/2063	4,614,000	4,295,252
		38,549,396

	Principal
	Amount	Value
Real Estate Development–0.56%
Agile Group Holdings Ltd. (China),
5.75%, 01/02/2025(b)	$200,000	$ 41,158
5.50%, 04/21/2025(b)	1,950,000	343,122
Country Garden Holdings Co. Ltd. (China), 5.40%, 05/27/2025(b)	614,000	56,298
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	537,000	538,717
Logan Group Co. Ltd. (China), 4.25%, 07/12/2025(b)(g)	961,000	76,880
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	14,396,000	14,720,390
Sino-Ocean Land Treasure Finance I Ltd. (China), 6.00%, 07/30/2024(b)(g)	809,000	65,755
Sino-Ocean Land Treasure IV Ltd. (China), 3.25%, 05/05/2026(b)	833,000	52,604
		15,894,924

Regional Banks–1.76%
Citizens Financial Group, Inc., 5.64%, 05/21/2037(d)	3,258,000	2,773,932
Huntington Bancshares, Inc.,
4.44%, 08/04/2028(c)(d)	1,708,000	1,624,355
6.21%, 08/21/2029(c)(d)	8,439,000	8,457,394
M&T Bank Corp., 5.05%, 01/27/2034(c)(d)	2,626,000	2,355,351
Morgan Stanley Bank N.A., 5.88%, 10/30/2026	6,371,000	6,474,925
Truist Financial Corp.,
5.75% (SOFR + 0.40%), 06/09/2025(f)	3,894,000	3,825,048
6.05%, 06/08/2027(c)(d)	3,686,000	3,692,211
4.87%, 01/26/2029(d)	2,809,000	2,693,808
7.16%, 10/30/2029(d)	3,996,000	4,179,202
4.92%, 07/28/2033(d)	6,294,000	5,582,146
6.12%, 10/28/2033(d)	2,868,000	2,831,020
5.12%, 01/26/2034(d)	2,049,000	1,885,606
5.87%, 06/08/2034(d)	3,950,000	3,848,098
		50,223,096

Reinsurance–0.30%
Global Atlantic (Fin) Co.,
4.40%, 10/15/2029(b)	6,319,000	5,631,026
4.70%, 10/15/2051(b)(d)	3,651,000	3,035,081
		8,666,107

Research & Consulting Services–0.03%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)(c)	531,000	475,609
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)(c)	539,000	487,377
		962,986

Restaurants–0.64%
1011778 BC ULC/New Red Finance, Inc. (Canada),
3.88%, 01/15/2028(b)	495,000	456,033
3.50%, 02/15/2029(b)(c)	1,176,000	1,048,170
Arcos Dorados B.V. (Brazil), 6.13%, 05/27/2029(b)	3,812,000	3,710,429

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal
	Amount	Value
Restaurants–(continued)
McDonald’s Corp.,
5.15%, 09/09/2052	$4,057,000	$ 3,815,827
5.45%, 08/14/2053(c)	8,021,000	7,910,206
Yum! Brands, Inc., 5.38%, 04/01/2032(c)	1,393,000	1,319,218
		18,259,883

Retail REITs–0.31%
Kimco Realty OP LLC, 2.70%, 10/01/2030(c)	714,000	592,952
Kite Realty Group Trust, 4.75%, 09/15/2030	1,779,000	1,620,993
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	246,000	230,661
NNN REIT, Inc., 5.60%, 10/15/2033	1,707,000	1,670,326
Realty Income Corp.,
4.85%, 03/15/2030	908,000	880,253
5.63%, 10/13/2032	2,291,000	2,308,914
Regency Centers L.P., 4.13%, 03/15/2028	1,486,000	1,396,413
Spirit Realty L.P., 2.70%, 02/15/2032	337,000	269,160
		8,969,672

Self-Storage REITs–0.35%
Extra Space Storage L.P.,
5.70%, 04/01/2028	1,924,000	1,928,924
2.55%, 06/01/2031	725,000	579,826
Public Storage Operating Co.,
5.13%, 01/15/2029(c)	756,000	762,104
5.10%, 08/01/2033	4,337,000	4,262,489
5.35%, 08/01/2053(c)	2,599,000	2,502,802
		10,036,145

Semiconductors–0.29%
Broadcom, Inc., 3.19%, 11/15/2036(b)	340,000	259,943
Foundry JV Holdco LLC, 5.88%, 01/25/2034(b)	6,297,000	6,245,826
Micron Technology, Inc.,
4.98%, 02/06/2026	1,330,000	1,317,201
2.70%, 04/15/2032	383,000	306,778
		8,129,748

Single-Family Residential REITs–0.22%
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/2028	102,000	87,214
5.45%, 08/15/2030	6,254,000	6,042,749
		6,129,963

Sovereign Debt–1.39%
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	8,000,000	7,363,368
Colombia Government International Bond (Colombia),
8.00%, 04/20/2033	2,717,000	2,826,945
7.50%, 02/02/2034	1,795,000	1,799,780

	Principal
	Amount	Value
Sovereign Debt–(continued)
Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054(b)	$4,880,000	$ 4,996,311
Egypt Government International Bond (Egypt), 7.50%, 01/31/2027(b)	2,000,000	1,569,864
Ghana Government International Bond (Ghana), 7.75%, 04/07/2029(b)(g)	1,905,000	828,060
Mexico Government International Bond (Mexico),
6.35%, 02/09/2035	1,685,000	1,706,932
6.34%, 05/04/2053(c)	6,614,000	6,326,449
Republic of Uzbekistan International Bond (Uzbekistan), 7.85%, 10/12/2028(b)	3,497,000	3,562,813
Romanian Government International Bond (Romania),
6.63%, 02/17/2028(b)	2,522,000	2,571,502
7.13%, 01/17/2033(b)	3,398,000	3,525,829
Trinidad & Tobago Government International Bond (Trinidad), 5.95%, 01/14/2031(b)	2,440,000	2,432,070
		39,509,923

Specialized Consumer Services–0.12%
Allwyn Entertainment Financing (UK) PLC (Czech Republic), 7.88%, 04/30/2029(b)	750,000	751,646
Ashtead Capital, Inc. (United Kingdom), 5.55%, 05/30/2033(b)	1,852,000	1,760,616
Carriage Services, Inc., 4.25%, 05/15/2029(b)	1,196,000	1,012,874
		3,525,136

Specialty Chemicals–0.55%
Braskem Idesa S.A.P.I. (Mexico),
7.45%, 11/15/2029(b)	3,457,000	2,348,106
6.99%, 02/20/2032(b)	2,707,000	1,751,050
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	3,550,000	3,228,230
8.75%, 05/03/2029(b)	4,240,000	4,230,267
5.50%, 03/18/2031	5,149,000	4,200,179
		15,757,832

Steel–0.35%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	4,923,000	5,087,232
Cleveland-Cliffs, Inc., 5.88%, 06/01/2027	1,075,000	1,056,251
POSCO (South Korea),
5.63%, 01/17/2026(b)	2,120,000	2,122,350
5.75%, 01/17/2028(b)	1,817,000	1,834,535
		10,100,368

Systems Software–0.82%
Black Knight InfoServ LLC, 3.63%, 09/01/2028(b)	844,000	784,920
Camelot Finance S.A., 4.50%, 11/01/2026(b)	1,523,000	1,445,408
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029(c)	1,692,000	1,486,857

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal
	Amount	Value
Systems Software–(continued)
Oracle Corp.,
6.25%, 11/09/2032(c)	$8,750,000	$ 9,218,145
4.90%, 02/06/2033	3,775,000	3,633,141
6.90%, 11/09/2052(c)	4,448,000	4,964,929
5.55%, 02/06/2053(c)	1,956,000	1,845,757
		23,379,157

Technology Hardware, Storage & Peripherals–0.11%
Apple, Inc., 4.10%, 08/08/2062	3,826,000	3,178,638

Telecom Tower REITs–0.07%
SBA Communications Corp., 3.13%, 02/01/2029(c)	2,423,000	2,112,107

Tobacco–2.33%
B.A.T Capital Corp. (United Kingdom),
7.08%, 08/02/2043	390,000	397,267
7.08%, 08/02/2053(c)	12,161,000	12,351,282
Philip Morris International, Inc.,
5.13%, 11/17/2027(c)	4,489,000	4,495,448
4.88%, 02/15/2028	11,790,000	11,667,883
5.25%, 09/07/2028	4,307,000	4,329,144
5.63%, 11/17/2029	1,279,000	1,299,989
5.13%, 02/15/2030	5,480,000	5,409,882
5.75%, 11/17/2032(c)	5,897,000	6,035,616
5.38%, 02/15/2033(c)	12,268,000	12,089,435
5.63%, 09/07/2033(c)	8,338,000	8,383,755
		66,459,701

Trading Companies & Distributors–0.69%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(d)	8,414,000	8,416,373
Avolon Holdings Funding Ltd. (Ireland), 6.38%, 05/04/2028(b)	4,290,000	4,281,248
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/01/2025(b)	535,000	531,747
5.50%, 05/01/2028(b)	556,000	522,534
7.88%, 12/01/2030(b)	526,000	535,436
Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(b)(c)	4,339,000	3,921,829
3.15%, 06/15/2031(b)	1,789,000	1,372,748
		19,581,915

Transaction & Payment Processing Services–0.43%
Fiserv, Inc.,
5.38%, 08/21/2028(c)	5,489,000	5,539,989
5.63%, 08/21/2033	4,189,000	4,213,278
Mastercard, Inc., 4.85%, 03/09/2033(c)	2,415,000	2,405,151
		12,158,418

Wireless Telecommunication Services–1.10%
Rogers Communications, Inc. (Canada), 4.50%, 03/15/2043	316,000	257,131

	Principal
	Amount	Value
Wireless Telecommunication Services–(continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	$2,914,125	$ 2,890,441
5.15%, 03/20/2028(b)	6,955,200	6,858,499
T-Mobile USA, Inc.,
5.05%, 07/15/2033	2,948,000	2,859,430
5.75%, 01/15/2034(c)	4,755,000	4,844,368
4.50%, 04/15/2050	1,844,000	1,534,606
5.65%, 01/15/2053	4,148,000	4,054,633
6.00%, 06/15/2054	1,527,000	1,561,837
Vodafone Group PLC (United Kingdom),
5.75%, 02/10/2063	889,000	843,961
4.13%, 06/04/2081(d)	4,151,000	3,352,586
5.13%, 06/04/2081(d)	3,503,000	2,411,501
		31,468,993
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,679,846,458)		2,596,272,166

U.S. Treasury Securities–2.73%
U.S. Treasury Bills–0.25%
4.74% - 5.43%, 04/18/2024(j)(k)	7,075,000	6,933,482

U.S. Treasury Bonds–0.75%
4.75%, 11/15/2043	10,098,800	10,176,908
3.63%, 05/15/2053	131,000	111,862
4.13%, 08/15/2053	11,920,100	11,150,881
		21,439,651

U.S. Treasury Notes–1.73%
2.13%, 11/30/2024	5,050,000	4,899,131
5.00%, 10/31/2025	3,816,000	3,833,589
4.88%, 11/30/2025	919,000	921,944
4.63%, 09/15/2026	1,678,000	1,683,965
4.63%, 10/15/2026	1,833,000	1,839,945
4.63%, 11/15/2026	13,593,000	13,652,469
4.88%, 10/31/2028	9,753,000	9,993,777
4.38%, 11/30/2028	1,990,000	1,997,618
4.88%, 10/31/2030	1,837,300	1,892,850
4.50%, 11/15/2033	8,489,900	8,596,024
		49,311,312
Total U.S. Treasury Securities (Cost $77,132,729)		77,684,445

	Shares
Preferred Stocks–1.93%
Asset Management & Custody Banks–0.09%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(c)(d)	2,569,000	2,511,680

Diversified Banks–1.10%
Bank of America Corp., 6.50%, Series Z, Pfd.(d)	3,247,000	3,226,684
Citigroup, Inc., 6.25%, Series T, Pfd.(d)	2,030,000	1,976,490
Citigroup, Inc., 5.00%, Series U, Pfd.(d)	7,214,000	6,966,807
Citigroup, Inc., 4.00%, Series W, Pfd.(c)(d)	3,731,000	3,351,248
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	14,224	15,902,432
		31,423,661

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Shares		Value
Diversified Financial Services–0.27%
Apollo Global Management, Inc., 7.63%, Pfd.(d)		287,800	$ 7,546,116

Investment Banking & Brokerage–0.47%
Goldman Sachs Group, Inc. (The), 8.50% (3 mo. Term SOFR + 3.14%), Series P, Pfd.(c)(f)		3,131,000	3,108,965
Morgan Stanley, 7.13%, Series E, Pfd.		256,997	6,486,604
Morgan Stanley, 6.88%, Series F, Pfd.		150,000	3,795,000
			13,390,569
Total Preferred Stocks (Cost $57,487,260)			54,872,026

	Principal
	Amount
Asset-Backed Securities–1.46%
Hertz Vehicle Financing III LLC, Series 2023-3A, Class C, 7.26%, 02/25/2028(b)		$220,000	221,816
IP Lending III Ltd., Series 2022-3A, Class SNR, 3.38%, 11/02/2026(b)(h)		627,680	538,487
IP Lending IV Ltd., Series 2022-4A, Class SNR, 6.05%, 04/28/2027(b)(h)		5,941,000	5,512,654
IP Lending VII Ltd., Series 2022-7A, Class SNR, 8.00%, 10/11/2027(b)(h)		7,644,000	7,614,189
Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)		2,614,122	2,443,583
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)		7,768,000	7,839,290
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)		10,343,542	9,556,068
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)		2,494,750	2,064,244
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)		2,455,617	1,877,607
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)		4,288,375	3,960,788
Total Asset-Backed Securities (Cost $44,244,858)			41,628,726

Variable Rate Senior Loan Interests–0.34%(l)(m)
Oil & Gas Storage & Transportation–0.34%
NFE Atlantic Holdings LLC, Term Loan B, -%, 10/30/2028 (Cost $9,281,880)(n)		10,089,000	9,735,885

Non-U.S. Dollar Denominated Bonds & Notes–0.22%(o)
Application Software–0.02%
Boxer Parent Co., Inc., 6.50%, 10/02/2025(b)	EUR	475,000	516,047

Investment Banking & Brokerage–0.04%
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub B.V. (Netherlands), 8.50%, 01/15/2031(b)	GBP	975,000	1,280,589

Metal, Glass & Plastic Containers–0.02%
OI European Group B.V., 6.25%, 05/15/2028(b)	EUR	450,000	503,580

	Principal
	Amount		Value
Movies & Entertainment–0.10%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	2,600,000	$ 2,839,129

Pharmaceuticals–0.02%
Nidda Healthcare Holding GmbH (Germany), 7.50%, 08/21/2026(b)	EUR	516,000	574,474

Sovereign Debt–0.02%
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2032(b)(g)	EUR	2,765,000	652,082
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $3,938,955)			6,365,901

	Shares
Exchange-Traded Funds–0.18%
Invesco High Yield Select ETF(p)		10,000	249,000
Invesco Short Duration Bond ETF(p)		12,000	296,341
Invesco Total Return Bond ETF(p)		100,000	4,567,000
Total Exchange-Traded Funds (Cost $6,377,935)			5,112,341

	Principal
	Amount
Municipal Obligations–0.12%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037		$2,095,000	1,851,626
Series 2022, RB, 4.35%, 06/01/2041		1,545,000	1,326,841
Florida Development Finance Corp. (Palm Bay Academy, Inc.),
Series 2017, Ref. RB, 9.00%, 05/15/2024(b)		140,000	139,365
Series 2017, Ref. RB, 0.00%, 05/15/2037(b)(h)		360,000	4
Series 2017, Ref. RB, 9.00%, 05/15/2037(b)(h)		350,000	70,000
Total Municipal Obligations (Cost $4,144,774)			3,387,836

	Shares
Common Stocks & Other Equity Interests–0.00%
Agricultural Products & Services–0.00%
Locus Agriculture Solutions, Inc., Wts.,expiring 12/31/2032 (Cost $0)(h)(q)		39	0

Money Market Funds–0.67%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(p)(r)		6,653,305	6,653,305
Invesco Liquid Assets Portfolio, Institutional Class, 5.46%(p)(r)		4,750,493	4,752,868
Invesco Treasury Portfolio, Institutional Class, 5.28%(p)(r)		7,603,777	7,603,777
Total Money Market Funds (Cost $19,009,370)			19,009,950

Options Purchased–0.03%
(Cost $1,051,707)(s)			1,041,675
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.84% (Cost $2,902,515,926)			2,815,110,951

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–15.72%
Invesco Private Government Fund, 5.32%(p)(r)(t)	124,426,558	$124,426,558

Invesco Private Prime Fund, 5.55%(p)(r)(t)	323,207,295	323,336,578

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $447,702,735)		447,763,136

TOTAL INVESTMENTS IN SECURITIES–114.56% (Cost $3,350,218,661)		3,262,874,087

OTHER ASSETS LESS LIABILITIES–(14.56)%		(414,789,758)

NET ASSETS–100.00%		$2,848,084,329

Investment Abbreviations:
Conv.	- Convertible
ETF	- Exchange-Traded Fund
EUR	- Euro
GBP	- British Pound Sterling
LIBOR	- London Interbank Offered Rate
Pfd.	- Preferred
RB	- Revenue Bonds
Ref.	- Refunding
REIT	- Real Estate Investment Trust
SOFR	- Secured Overnight Financing Rate
USD	- U.S. Dollar
Wts.	- Warrants

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $722,079,751, which represented 25.35% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2023.
(g)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $2,231,127, which represented less than 1% of the Fund’s Net Assets.

(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(m)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(n)	This variable rate interest will settle after November 30, 2023, at which time the interest rate will be determined.
(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2023	Dividend Income
Invesco High Yield Select ETF	$ -	$ 249,153	$ -	$ (153)	$ -	$ 249,000	$ 10,663
Invesco Short Duration Bond ETF	-	298,782	-	(2,441)	-	296,341	9,953
Invesco Total Return Bond ETF	4,692,000	-	-	(125,000)	-	4,567,000	143,230

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2023	Dividend Income

Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 40,215,020	$ 216,212,632	$ (249,774,347)	$ -	$ -	$ 6,653,305	$ 308,900
Invesco Liquid Assets Portfolio, Institutional Class	28,720,825	154,437,593	(178,403,207)	2,589	(4,932)	4,752,868	225,678
Invesco Treasury Portfolio, Institutional Class	45,960,023	247,100,151	(285,456,397)	-	-	7,603,777	352,367

Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	75,350,602	665,248,266	(616,172,310)	-	-	124,426,558	3,741,762*
Invesco Private Prime Fund	193,758,684	1,419,573,123	(1,290,068,814)	74,981	(1,396)	323,336,578	10,116,403*
Total	$388,697,154	$2,703,119,700	$(2,619,875,075)	$ (50,024)	$(6,328)	$471,885,427	$ 14,908,956
* Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(q)	Non-income producing security.
(r)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(s)	The table below details options purchased.
(t)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Exchange-Traded Index Options Purchased

	Type of	Expiration	Number of	Exercise	Notional
Description	Contract	Date	Contracts	Price	Value(a)	Value
Equity Risk
S&P 500 Index	Call	03/15/2024	85	USD 4,620.00	USD 39,270,000	$1,041,675

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts

					Unrealized
	Number of	Expiration	Notional		Appreciation
Long Futures Contracts	Contracts	Month	Value	Value	(Depreciation)

Interest Rate Risk

U.S. Treasury 2 Year Notes	2,029	March-2024	$414,851,243	$1,628,614	$1,628,614

U.S. Treasury 10 Year Notes	1,247	March-2024	136,916,703	656,598	656,598

U.S. Treasury Long Bonds	689	March-2024	80,225,438	386,019	386,019

U.S. Treasury Ultra Bonds	517	March-2024	63,591,000	1,188,459	1,188,459

Subtotal–Long Futures Contracts				3,859,690	3,859,690

Short Futures Contracts

Interest Rate Risk

U.S. Treasury 5 Year Notes	828	March-2024	(88,473,094)	(344,517)	(344,517)

U.S. Treasury 10 Year Ultra Notes	1,832	March-2024	(207,960,625)	(947,049)	(947,049)

Subtotal–Short Futures Contracts				(1,291,566)	(1,291,566)

Total Futures Contracts				$2,568,124	$2,568,124

Open Forward Foreign Currency Contracts

Settlement Date		Contract to				Unrealized Appreciation
	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

02/15/2024	Deutsche Bank AG	USD	616,167	EUR	574,000	$ 10,638

02/15/2024	Morgan Stanley and Co. International PLC	USD	353,669	EUR	324,000	138

02/15/2024	Morgan Stanley and Co. International PLC	USD	865,819	GBP	699,000	17,121

02/15/2024	State Street Bank & Trust Co.	EUR	22,000	USD	24,081	57

Subtotal–Appreciation						27,954

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement Date		Contract to				Unrealized Appreciation
	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

02/15/2024	Barclays Bank PLC	EUR	869,000	USD	932,372	$ (16,573)

02/15/2024	Goldman Sachs International	EUR	2,428,000	USD	2,604,457	(46,910)

02/15/2024	Goldman Sachs International	GBP	1,764,000	USD	2,172,207	(55,984)

Subtotal–Depreciation						(119,467)

Total Forward Foreign Currency Contracts						$ (91,513)

Abbreviations:

EUR –Euro

GBP –British Pound Sterling

USD –U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$2,586,780,433	$9,491,733	$2,596,272,166

U.S. Treasury Securities	–	77,684,445	–	77,684,445

Preferred Stocks	33,730,152	21,141,874	–	54,872,026

Asset-Backed Securities	–	27,963,396	13,665,330	41,628,726

Variable Rate Senior Loan Interests	–	9,735,885	–	9,735,885

Non-U.S. Dollar Denominated Bonds & Notes	–	6,365,901	–	6,365,901

Exchange-Traded Funds	5,112,341	–	–	5,112,341

Municipal Obligations	–	3,317,832	70,004	3,387,836

Common Stocks & Other Equity Interests	–	–	0	0

Money Market Funds	19,009,950	447,763,136	–	466,773,086

Options Purchased	1,041,675	–	–	1,041,675

Total Investments in Securities	58,894,118	3,180,752,902	23,227,067	3,262,874,087

Other Investments - Assets*

Investments Matured	–	104,635	–	104,635

Futures Contracts	3,859,690	–	–	3,859,690

Forward Foreign Currency Contracts	–	27,954	–	27,954

	3,859,690	132,589	–	3,992,279

Other Investments - Liabilities*

Futures Contracts	(1,291,566)	–	–	(1,291,566)

Forward Foreign Currency Contracts	–	(119,467)	–	(119,467)

	(1,291,566)	(119,467)	–	(1,411,033)

Total Other Investments	2,568,124	13,122	–	2,581,246

Total Investments	$61,462,242	$3,180,766,024	$23,227,067	$3,265,455,333

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.

Invesco Corporate Bond Fund